Total
T. Rowe Price Global Impact Equity Fund
Global Impact Equity Fund
Investment Objective(s)
The fund seeks long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Global Impact Equity Fund - USD ($)	Investor Class		I Class
Maximum account fee	$ 20	[1]	none
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses(expenses that you pay each year as apercentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Global Impact Equity Fund		Investor Class		I Class
Management fees		0.69%		0.69%
Distribution and service (12b-1) fees		none		none
Other expenses	[1]	0.74%		0.63%	[2]
Total annual fund operating expenses		1.43%		1.32%
Fee waiver/expense reimbursement		(0.49%)	[3]	(0.53%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement		0.94%	[3]	0.79%	[2]
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	T. Rowe Price Associates, Inc., has contractually agreed (through February 28, 2023) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.10% of the class’ average daily net assets. The agreement may only be terminated at any time after February 28, 2023, with approval by the fund’s Board of Directors. Any expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.10%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.
[3]	T. Rowe Price Associates, Inc., has contractually agreed (through February 28, 2023) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to exceed 0.94% of the class’ average daily net assets. The agreement may only be terminated at any time after February 28, 2023, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class’ expense ratio is below 0.94%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’ current expense limitation.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the table above; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Global Impact Equity Fund - USD ($)	Investor Class	I Class
1 Year	$ 96	$ 81
3 Years	$ 347	$ 304

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. A portfolio turnover rate is not shown since the fund had not commenced operations during its most recent fiscal year.
Principal Investment Strategies

Under normal conditions, at least 80% of the fund’s net assets (including any borrowings for investment purposes) will be invested in equity securities and at least 40% of the fund’s net assets will be invested in companies outside the U.S. (at least 30% if foreign market conditions are not favorable). Equity securities may include common or preferred stocks. In addition, for purposes of these policies, the fund’s investments include instruments that are linked to, or provide exposure to, equities or companies outside of the U.S., such as depositary receipts.

The fund may invest in issuers of any market capitalization and in securities offerings that are not registered in the U.S. or denominated in the U.S. dollar. The fund may invest in issuers in emerging markets.

The fund selects companies for its portfolio using an in-house proprietary screening process. This screening process relies on the portfolio manager’s independent analysis of each issuer.

The fund seeks to select companies for its portfolio that are, in the opinion of the portfolio manager, capable of achieving and sustaining above-average, long-term earnings and cash flow growth, and that are capable of generating a positive impact under one of the following three impact pillars:

•   climate and resource impact,

•   social equity and quality of life, and/or

•   sustainable innovation and productivity.

The materiality of positive impact is assessed according to specific, in-house metrics for every business activity that aligns to one of the three impact pillars. Companies must meet one of the following four criteria: (1) a majority of current or future profits tied to at least one impact pillar; (2) a majority of expected revenues or profits in 10-years tied to at least one impact pillar, as projected by the fund’s portfolio manager; (3) best-in-class companies where a company is a leader in generating material social or environmental impact in its respective business activity or sector; and (4) occasionally, unique impact situations where a company has made or is expected to make a material social or environmental impact outside the scope of its otherwise normal business activities.

In assessing each company under the impact pillars, T. Rowe Price relies primarily on proprietary analysis incorporating company-provided data, direct engagement with companies and their management, and, in certain situations, research and analytics prepared by third-party data providers (for example, data on a company’s carbon emissions).

The climate and resource impact pillar encompasses companies with business activities aimed at reducing greenhouse gases (GHGs), promoting healthy ecosystems, or nurturing circular economies. Examples may include but are not limited to companies that manufacture electric vehicles or companies that manufacture building insulation that may lower carbon emissions.

The social equity and quality of life pillar includes companies that employ business activities aimed at enabling social equity, improving healthcare, or enhancing quality of life. Examples may include but are not limited to companies in emerging markets that seek to expand access to banking to lower income consumers, or companies that provide education or childcare solutions to support working mothers.

The sustainable innovation and productivity pillar is comprised of companies whose business activities provide sustainable technology, or that build sustainable industry and infrastructure. An example is a company that seeks to provide technology solutions to enable small- and medium-sized enterprises to broaden their addressable markets via e-commerce.

In addition, the fund’s adviser seeks to identify companies that are expected to deliver above average earnings and/or cashflows, over the long term based on a rigorous fundamental analysis, including an evaluation of a variety of criteria, including but not limited to:

•   fertile industry structure and management quality, including expert capital allocation and value creation;

•   innovative product or service offerings, such as new technology or a unique manufacturing process (for example, companies that may benefit from change, such as a new business model or regulatory change);

•   medium to long-term earnings, cash flows, and returns; and/or

•   overall financial health.

The fund may sell securities for a variety of reasons, including to realize gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:

Impact investing The fund may not succeed in generating a positive environmental and/or social impact. The fund’s incorporation of environmental and/or social impact criteria into its investment process may cause the fund to perform differently from a fund that uses a different methodology to identify and/or incorporate environmental and/or social impact criteria or relies solely or primarily on financial metrics. In addition, it may cause it to forego opportunities to buy certain securities that otherwise might be advantageous, or to sell securities when it might otherwise be advantageous to continue to hold these securities. The definition of “impact investing” will vary according to an investor’s beliefs and values. There is no guarantee that T. Rowe Price’s definition of impact investing, security selection criteria, or investment judgment will reflect the beliefs or values of any particular investor. To the extent T. Rowe Price references third party research and analytics in conducting its proprietary analysis, there is no guarantee that the data will be accurate.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

International investing Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Currency exposure Because the fund is normally heavily exposed to foreign currencies, the fund is subject to the significant risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar.

Emerging markets Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and other developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

Because the fund commenced operations in 2021, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information will be available through troweprice.com.